Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Postemployment Benefits [Abstract]
Defined contribution plan, cost	$ 4.0	$ 4.0